EQUITY (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
EQUITY (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise price	$ 0.55
Number of warrants outstanding (in Shares)	4,071,199	4,798,469	5,819,129	7,036,000
Weighted average remaining contractual life	2 years 142 days	2 years 200 days
Weighted average prices of warrants outstanding	$ 0.468	$ 0.480	$ 0.457	$ 0.409
Number of warrants exercisable (in Shares)	4,071,199	4,798,469
Weighted average prices of warrants exercisable	$ 0.468	$ 0.480
Warrants at $0.0100 per share [Member]
EQUITY (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise price	$ 0.010	$ 0.010
Number of warrants outstanding (in Shares)	700,000	700,000
Weighted average remaining contractual life	5 years 47 days	5 years 138 days
Weighted average prices of warrants outstanding	$ 0.010	$ 0.010
Number of warrants exercisable (in Shares)	700,000	700,000
Weighted average prices of warrants exercisable	$ 0.010	$ 0.010
Warrants at $0.2500 per share [Member]
EQUITY (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise price	$ 0.250	$ 0.250	$ 0.25
Number of warrants outstanding (in Shares)	94,783	94,783
Weighted average remaining contractual life	306 days	1 year 32 days
Weighted average prices of warrants outstanding	$ 0.250	$ 0.250
Number of warrants exercisable (in Shares)	94,783	94,783
Weighted average prices of warrants exercisable	$ 0.250	$ 0.250
Warrants at $0.5500 per share [Member]
EQUITY (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise price	$ 0.550	$ 0.550	$ 0.55
Number of warrants outstanding (in Shares)	448,011	1,175,281
Weighted average remaining contractual life	1 year 306 days	2 years 32 days
Weighted average prices of warrants outstanding	$ 0.550	$ 0.550
Number of warrants exercisable (in Shares)	448,011	1,175,281
Weighted average prices of warrants exercisable	$ 0.550	$ 0.550
Warrants at $0.5750 per share [Member]
EQUITY (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise price	$ 0.575	$ 0.575	$ 0.575
Number of warrants outstanding (in Shares)	2,828,405	2,828,405
Weighted average remaining contractual life	1 year 306 days	2 years 32 days
Weighted average prices of warrants outstanding	$ 0.575	$ 0.575
Number of warrants exercisable (in Shares)	2,828,405	2,828,405
Weighted average prices of warrants exercisable	$ 0.575	$ 0.575